NOTE 13 – CONCENTRATION OF RISK	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Risks and Uncertainties [Abstract]
NOTE 13 – CONCENTRATION OF RISK

NOTE 13 – CONCENTRATION OF RISK

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately $64,000) if the bank with which an individual/a company hold its eligible deposit fails. As of May 31, 2022 and August 31, 2021, cash balance of $371,762 and $131,796, respectively, were maintained at financial institutions in Hong Kong, and were subject to credit risk. In the US, the insurance coverage of each bank is $250,000. The Company didn’t deposit with financial institutions located in US and were not subject to credit risk. While management believes that these financial institutions and third-party fund holders are of high credit quality, it also continually monitors their creditworthiness.

NOTE 15 – CONCENTRATION RISK

89% and 69% of revenue was generated from one customer during the years ended August 31, 2021 and August 31, 2020, respectively.

100% of the account receivable balance was due from one customer as of August 31, 2021 and August 31, 2020.